COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Standby Letters of Credit
Long-Term Purchase Commitment [Line Items]
Off balance sheet credit exposure	$ 0	$ 400,000